Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 98.9%

Communication Services — 16.6%
Alphabet, Inc., Class C	12,427	$4,206,912
Meta Platforms, Inc., Class A	3,889	2,786,469
Netflix, Inc.*	15,757	1,315,552
Spotify Technology SA*	2,266	1,133,793
Total Communication Services		9,442,726

Consumer Discretionary — 14.1%
Amazon.com, Inc.*	18,374	4,396,898
Chipotle Mexican Grill, Inc.*	21,009	816,620
DoorDash, Inc., Class A*	6,458	1,321,436
Hilton Worldwide Holdings, Inc.	4,961	1,480,908
Total Consumer Discretionary		8,015,862

Financials — 4.7%
KKR & Co., Inc.	8,590	981,493
Mastercard, Inc., Class A	3,120	1,681,025
Total Financials		2,662,518

Health Care — 9.1%
Eli Lilly & Co.	2,030	2,105,414
Intuitive Surgical, Inc.*	4,046	2,040,074
Stryker Corp.	2,794	1,032,551
Total Health Care		5,178,039

Industrials — 4.4%
GE Vernova, Inc.	1,975	1,434,581
Trane Technologies PLC	2,552	1,073,320
Total Industrials		2,507,901

Information Technology — 50.0%
Amphenol Corp., Class A	9,255	1,333,460
Analog Devices, Inc.	6,019	1,871,187
Apple, Inc.	10,375	2,692,105
Broadcom, Inc.	10,932	3,621,771
Cadence Design Systems, Inc.*	3,411	1,010,884
Intuit, Inc.	2,000	997,840
Microsoft Corp.	14,203	6,111,409
NVIDIA Corp.	41,167	7,868,249
ServiceNow, Inc.*	8,340	975,863
Shopify, Inc., Class A*	7,377	968,084
Snowflake, Inc., Class A*(a)	5,397	1,040,002
Total Information Technology		28,490,854

Total Common Stocks
(Cost $54,320,439)		56,297,900

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(b)
(Cost $567,230)	567,230	567,230

Total Investments — 99.9% (Cost $54,887,669)		56,865,130
Other Assets and Liabilities, Net — 0.1%		67,620
Net Assets — 100.0%		$56,932,750

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,019,190; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $1,076,641.
(b)	Reflects the 1-day yield at January 31, 2026.

Schedule of Investments ─ NYLI Winslow Focused Large Cap Growth ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$56,297,900	$—	$—	$56,297,900
Short-Term Investment:
Money Market Fund	567,230	—	—	567,230
Total Investments in Securities	$56,865,130	$—	$—	$56,865,130

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.